Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (92.2%)

	Communication Services (8.4%)
	Liberty Media Corp.
10,000,000	0.500%, 12/01/50*	$10,496,400
9,750,000	2.250%, 08/15/27*	10,255,342
9,499,000	1.375%, 10/15/23	12,436,281
5,750,000	Match Group Finance Co. 3, Inc.*~^ 2.000%, 01/15/30	5,653,688
6,750,000	Perficient, Inc. 0.125%, 11/15/26	5,446,575
16,500,000	Sea, Ltd. 0.250%, 09/15/26	12,840,960
	Snap, Inc.
11,500,000	0.000%, 05/01/27	8,494,360
6,000,000	0.750%, 08/01/26	5,577,840

		71,201,446

	Consumer Discretionary (15.1%)
12,250,000	Airbnb, Inc.µ
	0.000%, 03/15/26	10,539,165
5,000,000	Booking Holdings, Inc.^µ
	0.750%, 05/01/25	7,139,550
7,500,000	Chegg, Inc.µ
	0.000%, 09/01/26	5,952,375
	DISH Network Corp.µ
14,000,000	0.000%, 12/15/25	9,301,880
2,063,000	2.375%, 03/15/24	1,922,737
12,500,000	DraftKings Holdings, Inc. 0.000%, 03/15/28	8,573,000
14,000,000	Etsy, Inc.µ 0.125%, 09/01/27	14,458,220
18,500,000	Ford Motor Companyµ 0.000%, 03/15/26	18,835,220
1,750,000	Liberty Broadband Corp.*µ 2.750%, 09/30/50	1,715,385
2,620,000	Lucid Group, Inc.* 1.250%, 12/15/26	1,690,948
12,250,000	Marriott Vacations Worldwide Corp. 0.000%, 01/15/26	13,238,085
6,250,000	Shake Shack, Inc. 0.000%, 03/01/28	4,686,125
16,250,000	Vail Resorts, Inc.^µ 0.000%, 01/01/26	15,468,375
12,100,000	Wayfair, Inc.*µ 3.250%, 09/15/27	14,531,979

		128,053,044

	Consumer Staples (0.6%)
5,000,000	Post Holdings, Inc.*^µ 2.500%, 08/15/27	5,456,050

	Energy (3.4%)
2,500,000	EQT Corp.µ 1.750%, 05/01/26	5,624,700
4,500,000	Northern Oil And Gas, Inc.* 3.625%, 04/15/29	5,142,465
7,750,000	Pioneer Natural Resources Company 0.250%, 05/15/25	18,271,167
	SunEdison, Inc.@
10,545,000	0.250%, 01/15/49*‡	105,450

PRINCIPAL AMOUNT		VALUE
1,027,000	2.000%, 10/01/49	$10,270

		29,154,052

	Financials (1.7%)
9,250,000	Morgan Stanley Finance, LLC
	1.000%, 11/23/27	9,770,312
6,000,000	SoFi Technologies, Inc.*^
	0.000%, 10/15/26	4,539,300

		14,309,612

	Health Care (20.0%)
5,000,000	Alnylam Pharmaceuticals, Inc.*µ
	1.000%, 09/15/27	5,349,000
6,000,000	Alphatec Holdings, Inc.µ
	0.750%, 08/01/26	5,818,920
6,019,000	BioMarin Pharmaceutical, Inc.µ
	0.599%, 08/01/24	6,650,333
10,250,000	CONMED Corp.*µ
	2.250%, 06/15/27	9,747,340
13,500,000	CryoPort, Inc.*µ
	0.750%, 12/01/26	10,701,180
17,458,000	Dexcom, Inc.^µ
	0.250%, 11/15/25	18,405,096
2,599,000	Envista Holdings Corp.µ
	2.375%, 06/01/25	4,968,430
7,500,000	Exact Sciences Corp.µ
	0.375%, 03/15/27	7,093,650
7,750,000	Halozyme Therapeutics, Inc.*µ
	1.000%, 08/15/28	8,657,215
4,750,000	Insmed, Inc.µ
	0.750%, 06/01/28	4,227,310
5,000,000	Insulet Corp.µ
	0.375%, 09/01/26	6,916,950
9,750,000	Integra LifeSciences Holdings Corp.µ
	0.500%, 08/15/25	9,530,235
4,750,000	Ionis Pharmaceuticals, Inc.µ
	0.000%, 04/01/26	4,570,355
10,905,000	Jazz Investments I, Ltd.^µ
	2.000%, 06/15/26	12,861,902
4,040,000	Lantheus Holdings, Inc.*µ
	2.625%, 12/15/27	4,335,809
11,250,000	NeoGenomics, Inc.
	0.250%, 01/15/28	7,524,788
4,500,000	NextGen Healthcare, Inc.*
	3.750%, 11/15/27	4,725,180
4,250,000	NuVasive, Inc.^
	0.375%, 03/15/25	3,817,350
9,500,000	Omnicell, Inc.µ
	0.250%, 09/15/25	8,683,475
8,750,000	Pacira BioSciences, Inc.
	0.750%, 08/01/25	8,045,625
2,700,000	Repligen Corp.
	0.375%, 07/15/24	4,576,905
5,000,000	Sarepta Therapeutics, Inc.*
	1.250%, 09/15/27	5,702,800
7,250,000	Tandem Diabetes Care, Inc.*
	1.500%, 05/01/25	6,623,890

		169,533,738

	Industrials (6.8%)
4,250,000	Air Transport Services Group, Inc.µ 1.125%, 10/15/24	4,507,975

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
4,750,000	Axon Enterprise, Inc.*µ
	0.500%, 12/15/27	$5,127,768
7,750,000	John Bean Technologies Corp.^µ
	0.250%, 05/15/26	7,180,297
4,750,000	Middleby Corp.^
	1.000%, 09/01/25	6,209,105
5,500,000	Parsons Corp.^
	0.250%, 08/15/25	6,020,410
7,750,000	Southwest Airlines Company~^
	1.250%, 05/01/25	9,363,085
21,750,000	Uber Technologies, Inc.^ 12/15/25	18,970,350

		57,378,990

	Information Technology (32.9%)
4,750,000	Akamai Technologies, Inc.µ
	0.375%, 09/01/27	4,727,723
10,000,000	Bentley Systems, Inc.µ
	0.125%, 01/15/26	9,290,000
11,750,000	Bill.com Holdings, Inc.^µ
	0.000%, 04/01/27	9,515,032
10,000,000	Block, Inc.µ
	0.500%, 05/15/23	11,438,100
6,750,000	Camtek Ltd.*
	0.000%, 12/01/26	5,423,220
6,250,000	Confluent, Inc.
	0.000%, 01/15/27	4,883,063
10,750,000	Coupa Software, Inc.µ
	0.125%, 06/15/25	10,503,717
8,250,000	CyberArk Software, Ltd.µ
	0.000%, 11/15/24	9,092,490
9,000,000	Datadog, Inc.µ
	0.125%, 06/15/25	9,874,260
6,750,000	DigitalOcean Holdings, Inc.
	0.000%, 12/01/26	5,223,690
10,012,000	Enphase Energy, Inc.µ
	0.000%, 03/01/26	10,563,962
6,250,000	Five9, Inc.µ
	0.500%, 06/01/25	5,920,312
15,000,000	Microchip Technology, Inc.^
	0.125%, 11/15/24	16,660,200
5,000,000	MongoDB, Inc.
	0.250%, 01/15/26	6,137,000
6,500,000	NCL Corp. Ltd.
	1.125%, 02/15/27	4,977,440
	Okta, Inc.
8,000,000	0.125%, 09/01/25^	7,076,960
4,250,000	0.375%, 06/15/26	3,631,200
15,250,000	ON Semiconductor Corp.µ
	0.000%, 05/01/27	22,875,000
9,500,000	Palo Alto Networks, Inc.
	0.750%, 07/01/23	17,021,530
2,250,000	Q2 Holdings, Inc.µ
	0.750%, 06/01/26	1,942,245
12,250,000	Repay Holdings Corp.*µ
	0.000%, 02/01/26	9,866,150
4,250,000	RingCentral, Inc.
	0.000%, 03/01/25	3,731,415
15,000,000	Shift4 Payments, Inc.
	0.000%, 12/15/25	16,061,550
8,500,000	Silicon Laboratories, Inc.^
	0.625%, 06/15/25	11,697,530
12,750,000	Splunk, Inc.^
	1.125%, 06/15/27	11,027,475
10,750,000	Tyler Technologies, Inc.^
	0.250%, 03/15/26	10,219,165

PRINCIPAL AMOUNT		VALUE
13,250,000	Unity Software, Inc.µ
	0.000%, 11/15/26	$10,243,840
7,000,000	Wix.com, Ltd.^
	0.000%, 08/15/25	6,031,900
	Wolfspeed, Inc.*
9,500,000	1.875%, 12/01/29	9,227,255
5,711,000	0.250%, 02/15/28^	5,238,415
8,500,000	Zscaler, Inc.µ
	0.125%, 07/01/25	9,301,125

		279,422,964

	Materials (2.6%)
2,000,000	ATI, Inc.µ
	3.500%, 06/15/25	4,841,180
3,750,000	Ivanhoe Mines, Ltd.*µ
	2.500%, 04/15/26	5,196,900
5,407,000	Lithium Americas Corp.
	1.750%, 01/15/27	4,721,230
6,858,000	MP Materials Corp.*
	0.250%, 04/01/26	6,865,270

		21,624,580

	Other (0.0%)
525,000	Multiplan Corp.* 6.000%, 10/15/27 7.00% PIK rate	343,534

	Real Estate (0.7%)
6,500,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	5,902,065

	TOTAL CONVERTIBLE BONDS (Cost $787,929,386)	782,380,075

CORPORATE BONDS (40.1%)

	Airlines (1.0%)
1,484,167	Air Canada Pass Through Trust
	Series 2015-1, Class B*
	3.875%, 09/15/24	1,478,394
196,666	Air Canada Pass Through Trust
	Series 2015-2, Class B*
	5.000%, 06/15/25	191,716
1,054,029	Alaska Airlines Pass Through
	Trust Series 2020-1, Class A*µ
	4.800%, 02/15/29	1,028,996
605,026	Alaska Airlines Pass Through
	Trust Series 2020-1, Class B*
	8.000%, 02/15/27	617,138
1,188,020	American Airlines Pass Through
	Trust Series 2021-1, Class B
	3.950%, 01/11/32	1,007,584
	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
783,000	5.500%, 04/20/26	768,515
261,000	5.750%, 04/20/29	252,904
1,145,439	British Airways Pass Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	979,396
782,618	JetBlue Pass Through Trust
	Series 2020-1, Class B
	7.750%, 05/15/30	772,569
1,366,000	Spirit Loyalty Cayman, Ltd. /
	Spirit IP Cayman, Ltd.*
	8.000%, 09/20/25	1,396,628

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
460,580	United Airlines Pass Through
	Trust Series 2019-2, Class B
	3.500%, 11/01/29	$413,762

		8,907,602

	Communication Services (4.3%)
1,200,000	Altice France, SA*
	5.500%, 10/15/29	949,356
1,255,000	APi Group DE, Inc.*
	4.750%, 10/15/29	1,133,177
1,625,000	Arrow Bidco, LLC*
	9.500%, 03/15/24	1,634,279
1,100,000	Ashtead Capital, Inc.*
	2.450%, 08/12/31	888,789
	Audacy Capital Corp.*
1,307,000	6.750%, 03/31/29	234,881
490,000	6.500%, 05/01/27	85,314
783,000	Beasley Mezzanine Holdings, LLC*^
	8.625%, 02/01/26	512,082
801,000	Cincinnati Bell Telephone Company, LLC
	6.300%, 12/01/28	721,573
260,000	CMG Media Corp.* 8.875%, 12/15/27	203,767
1,585,000	Consolidated Communications, Inc.*^ 6.500%, 10/01/28	1,295,738
	CSC Holdings, LLC*
1,750,000	5.750%, 01/15/30	1,106,105
1,685,000	5.500%, 04/15/27^	1,485,412
1,630,000	5.375%, 02/01/28^	1,371,384
1,600,000	4.625%, 12/01/30	948,032
1,220,000	4.500%, 11/15/31	900,165
	Diamond Sports Group, LLC / Diamond Sports Finance Company*
750,000	6.625%, 08/15/27	15,735
585,000	5.375%, 08/15/26	43,237
1,430,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.* 5.875%, 08/15/27	1,297,525
727,000	Embarq Corp. 7.995%, 06/01/36	351,243
1,060,000	Frontier California, Inc.
	6.750%, 05/15/27	1,004,795
	Frontier Communications Holdings, LLC*
658,000	5.000%, 05/01/28	597,688
261,000	8.750%, 05/15/30	270,589
1,165,000	Frontier Florida, LLC@ 6.860%, 02/01/28	1,083,741
1,555,000	Frontier North, Inc.@ 6.730%, 02/15/28	1,439,961
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
905,000	3.500%, 03/01/29	783,956
270,000	5.250%, 12/01/27	261,824
290,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	283,142
	Intelsat Jackson Holdings, SA*@&
790,000	9.750%, 07/15/25	1
510,000	5.500%, 08/01/23	1

PRINCIPAL AMOUNT		VALUE
1,295,000	LCPR Senior Secured Financing DAC*
	6.750%, 10/15/27	$1,262,185
734,234	Ligado Networks, LLC*
	15.500%, 11/01/23
	15.500% PIK rate	257,099
	Lumen Technologies, Inc.
1,638,000	7.600%, 09/15/39	1,108,844
519,000	4.500%, 01/15/29*	349,277
522,000	Match Group Holdings II, LLC*^
	3.625%, 10/01/31	419,427
	Netflix, Inc.
835,000	4.875%, 06/15/30*	827,702
525,000	4.875%, 04/15/28	525,131
520,000	Paramount Global‡
	6.375%, 03/30/62
	5 year CMT + 4.00%	452,982
	Scripps Escrow II, Inc.*
514,000	3.875%, 01/15/29	431,986
257,000	5.375%, 01/15/31^	207,556
930,000	Scripps Escrow, Inc.*
	5.875%, 07/15/27	831,299
	Sirius XM Radio, Inc.*
1,350,000	5.500%, 07/01/29^	1,268,379
781,000	4.000%, 07/15/28	695,316
515,000	3.125%, 09/01/26	464,854
261,000	3.875%, 09/01/31	215,007
525,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	310,406
1,915,000	Sprint, LLC
	7.125%, 06/15/24	1,959,122
910,000	Stagwell Global, LLC*
	5.625%, 08/15/29	798,561
805,000	Telecom Italia Capital, SA
	6.000%, 09/30/34	646,930
1,042,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	479,560
420,000	Time Warner Cable, LLC
	7.300%, 07/01/38	451,672
1,705,000	United States Cellular Corp.
	6.700%, 12/15/33	1,586,844

		36,453,631

	Consumer Discretionary (7.4%)
1,257,000	Abercrombie & Fitch Management Company*^
	8.750%, 07/15/25	1,271,154
1,090,000	American Axle & Manufacturing, Inc.^
	6.875%, 07/01/28	994,494
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
913,000	4.625%, 08/01/29	762,930
780,000	6.625%, 01/15/28	714,012
1,325,000	At Home Group, Inc.*^
	4.875%, 07/15/28	969,211
	Bath & Body Works, Inc.
1,369,000	6.694%, 01/15/27	1,380,062
1,285,000	6.875%, 11/01/35	1,185,965
	Caesars Entertainment, Inc.*
657,000	4.625%, 10/15/29^	561,781
512,000	8.125%, 07/01/27^	520,125
512,000	6.250%, 07/01/25	510,423
	Carnival Corp.*
512,000	10.500%, 02/01/26	536,105

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
257,000	7.625%, 03/01/26^	$234,148
1,219,000	Carriage Services, Inc.*
	4.250%, 05/15/29	1,004,090
775,000	Carvana Company*
	4.875%, 09/01/29	346,193
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
3,350,000	5.125%, 05/01/27	3,195,565
1,200,000	6.375%, 09/01/29	1,159,044
1,150,000	4.750%, 03/01/30	1,006,618
1,035,000	4.250%, 02/01/31	862,942
550,000	4.500%, 08/15/30	470,597
540,000	5.000%, 02/01/28	504,371
522,000	4.750%, 02/01/32	444,133
522,000	CDI Escrow Issuer, Inc.*
	5.750%, 04/01/30	495,347
810,000	Cedar Fair, LP^
	5.250%, 07/15/29	746,763
	Dana, Inc.
855,000	4.250%, 09/01/30	727,494
522,000	4.500%, 02/15/32	440,505
	DISH DBS Corp.
1,300,000	5.250%, 12/01/26*	1,121,042
828,000	7.750%, 07/01/26	672,825
650,000	7.375%, 07/01/28	468,085
530,000	5.125%, 06/01/29	337,902
1,049,000	DISH Network Corp.*
	11.750%, 11/15/27	1,088,946
1,510,000	Empire Resorts, Inc.*
	7.750%, 11/01/26	1,238,910
1,142,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	1,034,218
1,075,000	Ford Motor Company
	6.100%, 08/19/32	1,055,994
	Ford Motor Credit Company, LLC
2,100,000	7.350%, 11/04/27	2,204,664
1,650,000	4.000%, 11/13/30	1,442,298
1,280,000	5.113%, 05/03/29	1,214,400
1,250,000	4.134%, 08/04/25	1,195,525
800,000	2.900%, 02/16/28	692,368
450,000	7.350%, 03/06/30	472,981
200,000	4.950%, 05/28/27	192,210
	Gap, Inc.*^
391,000	3.875%, 10/01/31	293,238
52,000	3.625%, 10/01/29	40,016
	goeasy, Ltd.*
1,795,000	5.375%, 12/01/24	1,722,500
962,000	4.375%, 05/01/26	864,193
1,309,000	Goodyear Tire & Rubber Company^
	5.000%, 07/15/29	1,155,441
445,000	Group 1 Automotive, Inc.*
	4.000%, 08/15/28	391,542
1,551,000	Guitar Center, Inc.*^&
	8.500%, 01/15/26	1,356,846
	International Game Technology, PLC*
1,350,000	6.250%, 01/15/27	1,357,479
200,000	4.125%, 04/15/26	190,536
1,045,000	Liberty Interactive, LLC^
	8.250%, 02/01/30	493,522
	Life Time, Inc.*
783,000	8.000%, 04/15/26^	761,569
525,000	5.750%, 01/15/26	508,116
672,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	658,956

PRINCIPAL AMOUNT		VALUE
685,000	M/I Homes, Inc.
	3.950%, 02/15/30	$577,099
	Macy’s Retail Holdings, LLC
1,092,000	6.700%, 07/15/34*	923,657
652,000	5.875%, 03/15/30*^	597,239
500,000	4.300%, 02/15/43	310,515
1,200,000	Mclaren Finance, PLC*^
	7.500%, 08/01/26	908,928
1,329,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	1,176,763
1,443,000	Mohegan Tribal Gaming Authority*
	8.000%, 02/01/26	1,368,512
	Newell Brands, Inc.^
250,000	6.375%, 09/15/27	251,655
129,000	6.625%, 09/15/29	130,912
	Nordstrom, Inc.
500,000	5.000%, 01/15/44	336,970
499,000	4.250%, 08/01/31	375,757
1,195,000	Penn Entertainment, Inc.*^
	4.125%, 07/01/29	991,623
1,460,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*^
	5.625%, 09/01/29	1,063,902
2,564,000	Rite Aid Corp.*^
	8.000%, 11/15/26	1,432,686
1,475,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*
	4.625%, 03/01/29	1,252,865
1,173,000	Sonic Automotive, Inc.*^
	4.625%, 11/15/29	976,405
753,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*
	4.875%, 11/01/27	707,368
2,125,000	Station Casinos, LLC*
	4.500%, 02/15/28	1,914,880
636,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	617,677
262,000	Viking Cruises, Ltd.*
	13.000%, 05/15/25	278,068
1,215,000	Vista Outdoor, Inc.*
	4.500%, 03/15/29	985,122
258,000	Williams Scotsman International, Inc.*
	4.625%, 08/15/28	239,282

		62,688,279

	Consumer Staples (1.7%)
1,191,000	Central Garden & Pet Company*
	4.125%, 04/30/31	1,000,619
1,188,000	Edgewell Personal Care Company*
	4.125%, 04/01/29	1,035,984
	Energizer Holdings, Inc.*
1,445,000	4.375%, 03/31/29	1,254,621
260,000	6.500%, 12/31/27	254,173
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*
1,575,000	5.500%, 01/15/30	1,531,561
1,175,000	5.125%, 02/01/28	1,152,628
390,000	5.750%, 04/01/33	384,150

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
672,000	New Albertsons, LP
	7.750%, 06/15/26	$684,445
1,043,000	Performance Food Group, Inc.*
	4.250%, 08/01/29	931,973
650,000	Petsmart, Inc. / PetSmart Finance Corp.*
	7.750%, 02/15/29	642,031
325,000	PetSmart, Inc. / PetSmart Finance Corp.*
	4.750%, 02/15/28	302,026
	Pilgrim’s Pride Corp.*
815,000	5.875%, 09/30/27	809,238
775,000	4.250%, 04/15/31	672,762
477,000	Post Holdings, Inc.*
	5.750%, 03/01/27	470,737
986,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	837,696
1,130,000	United Natural Foods, Inc.*^
	6.750%, 10/15/28	1,092,224
1,628,000	Vector Group, Ltd.*
	5.750%, 02/01/29	1,422,449

		14,479,317

	Energy (4.6%)
1,041,000	Antero Resources Corp.*
	5.375%, 03/01/30	971,794
1,037,000	Apache Corp.
	5.100%, 09/01/40	906,089
	Buckeye Partners, LP
810,000	3.950%, 12/01/26^	744,131
545,000	5.850%, 11/15/43	419,318
1,460,000	Callon Petroleum Company*
	7.500%, 06/15/30	1,414,244
520,000	Cheniere Energy, Inc.
	4.625%, 10/15/28	495,960
780,000	Chesapeake Energy Corp.*
	6.750%, 04/15/29	770,351
	Continental Resources, Inc.*
775,000	2.875%, 04/01/32	608,484
515,000	5.750%, 01/15/31	506,157
1,590,000	DCP Midstream Operating, LP*‡
	5.850%, 05/21/43
	3 mo. USD LIBOR + 3.85%	1,574,927
13,501	Diamond Foreign Asset Company / Diamond Finance, LLC
	9.000%, 04/22/27
	13.000% PIK rate	13,069
808,000	DT Midstream, Inc.*
	4.125%, 06/15/29	713,585
1,564,000	Earthstone Energy Holdings, LLC*^
	8.000%, 04/15/27	1,527,277
600,000	Enbridge, Inc.‡
	7.375%, 01/15/83
	5 year CMT + 3.71%	600,966
	Energy Transfer, LP‡
1,520,000	7.831%, 11/01/66 3 mo. USD LIBOR + 3.02%	1,231,869
764,000	6.500%, 11/15/26 5 year CMT + 5.69%	720,987
	EnLink Midstream Partners, LP
1,300,000	8.879%, 03/03/23^‡ 3 mo. USD LIBOR + 4.11%	1,094,379
1,125,000	4.850%, 07/15/26	1,094,355
520,000	Enlink Midstream, LLC*^ 6.500%, 09/01/30	530,696

PRINCIPAL AMOUNT		VALUE
1,200,000	EQM Midstream Partners, LP*
	7.500%, 06/01/27	$1,204,536
	Genesis Energy, LP / Genesis Energy Finance Corp.
1,017,000	6.250%, 05/15/26^	975,934
260,000	8.875%, 04/15/30	264,404
	Gulfport Energy Corp.
1,015,000	6.375%, 05/15/25&	1
845,000	8.000%, 05/17/26*	839,524
310,206	8.000%, 05/17/26^	308,196
1,200,000	Hilcorp Energy I, LP / Hilcorp Finance Company*
	6.000%, 04/15/30	1,124,652
782,000	Howard Midstream Energy Partners, LLC*
	6.750%, 01/15/27	763,467
1,015,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*
	6.000%, 08/01/26	983,271
	Moss Creek Resources Holdings, Inc.*
540,000	10.500%, 05/15/27	525,139
495,000	7.500%, 01/15/26	457,741
965,000	MPLX, LP^‡
	6.875%, 02/15/23
	3 mo. USD LIBOR + 4.65%	965,618
520,000	Nabors Industries, Inc.*
	7.375%, 05/15/27	521,087
	New Fortress Energy, Inc.*
1,041,000	6.750%, 09/15/25	999,953
522,000	6.500%, 09/30/26	482,432
947,000	Par Petroleum, LLC / Par
	Petroleum Finance Corp.*
	7.750%, 12/15/25	935,664
1,110,000	Parkland Corp.*
	5.875%, 07/15/27	1,067,221
1,043,000	Patterson-UTI Energy, Inc.^
	5.150%, 11/15/29	974,433
1,040,000	Plains All American Pipeline, LP‡
	8.716%, 03/03/23
	3 mo. USD LIBOR + 4.11%	941,075
935,000	Rockcliff Energy II, LLC*
	5.500%, 10/15/29	891,457
	Southwestern Energy Company
780,000	5.375%, 03/15/30	727,444
525,000	5.375%, 02/01/29	493,873
521,000	4.750%, 02/01/32	459,642
261,000	Sunoco, LP / Sunoco Finance Corp.
	4.500%, 04/30/30	232,961
520,000	Transocean, Inc.*
	8.750%, 02/15/30	537,332
	Venture Global Calcasieu Pass, LLC*
260,000	4.125%, 08/15/31	231,091
260,000	3.875%, 08/15/29	232,180
65,000	6.250%, 01/15/30	66,294
	Vital Energy, Inc.
1,125,000	10.125%, 01/15/28^	1,122,041
519,000	9.500%, 01/15/25	524,164
1,045,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	921,345
725,000	W&T Offshore, Inc.*
	9.750%, 11/01/23	725,653
	Weatherford International, Ltd.*
1,117,000	6.500%, 09/15/28^	1,113,280

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
785,000	8.625%, 04/30/30	$792,230

		39,343,973

	Financials (7.5%)
	Acrisure, LLC / Acrisure Finance, Inc.*
1,566,000	6.000%, 08/01/29	1,293,954
1,387,000	7.000%, 11/15/25	1,322,283
1,562,000	Aethon United BR, LP / Aethon
	United Finance Corp.*
	8.250%, 02/15/26	1,555,893
1,601,000	AG Issuer, LLC*
	6.250%, 03/01/28	1,515,026
	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
2,250,000	6.750%, 10/15/27	2,108,677
260,000	5.875%, 11/01/29	226,866
260,000	4.250%, 10/15/27	238,763
	Ally Financial, Inc.
1,173,000	4.700%, 05/15/26‡
	5 year CMT + 3.87%	966,317
844,000	8.000%, 11/01/31	927,497
480,000	4.700%, 05/15/28‡
	7 year CMT + 3.48%	370,200
2,082,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	1,837,282
990,000	AssuredPartners, Inc.*
	7.000%, 08/15/25	978,496
1,146,000	Aviation Capital Group, LLC*µ
	3.500%, 11/01/27	1,029,578
	Avolon Holdings Funding, Ltd.*µ
550,000	3.950%, 07/01/24	533,775
425,000	5.500%, 01/15/26	416,598
2,084,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	1,842,235
	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
2,070,000	4.500%, 04/01/27	1,827,955
1,282,000	5.750%, 05/15/26	1,209,362
1,000,000	Burford Capital Global Financial, LLC*
	6.875%, 04/15/30	915,150
1,173,000	Castlelake Aviation Finance DAC*^
	5.000%, 04/15/27	1,074,491
	Credit Acceptance Corp.
1,335,000	6.625%, 03/15/26^	1,222,299
1,045,000	5.125%, 12/31/24*	983,606
1,346,000	Enact Holdings, Inc.*
	6.500%, 08/15/25	1,327,910
1,503,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	1,270,486
1,688,000	Greystar Real Estate Partners, LLC*
	5.750%, 12/01/25	1,668,217
	HUB International, Ltd.*
1,669,000	7.000%, 05/01/26	1,662,407
1,571,000	5.625%, 12/01/29^	1,415,267
	Icahn Enterprises, LP / Icahn
	Enterprises Finance Corp.
784,000	5.250%, 05/15/27	734,624
781,000	4.375%, 02/01/29	681,407

PRINCIPAL AMOUNT		VALUE
2,090,000	ILFC E-Capital Trust II*‡
	6.538%, 12/21/65
	3 mo. USD LIBOR + 1.80%	$1,411,189
2,155,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	2,051,301
2,640,000	Jefferies Finance, LLC / JFIN Co- Issuer Corp.*
	5.000%, 08/15/28	2,259,022
	Ladder Capital Finance Holdings,
	LLLP / Ladder Capital Finance Corp.*
2,029,000	5.250%, 10/01/25	1,954,962
522,000	4.750%, 06/15/29	434,299
1,481,000	LD Holdings Group, LLC*
	6.125%, 04/01/28	967,271
	Level 3 Financing, Inc.*
1,759,000	3.875%, 11/15/29	1,427,640
1,080,000	4.250%, 07/01/28	856,807
774,000	LPL Holdings, Inc.*
	4.000%, 03/15/29	693,109
2,250,000	MetLife, Inc.
	6.400%, 12/15/66	2,306,745
1,415,000	Nationstar Mortgage Holdings, Inc.*
	5.500%, 08/15/28	1,237,785
	Navient Corp.
2,298,000	5.000%, 03/15/27	2,100,809
1,200,000	4.875%, 03/15/28	1,063,140
1,200,000	Necessity Retail REIT, Inc. /
	American Finance Operating
	Partner, LP*
	4.500%, 09/30/28	923,100
	OneMain Finance Corp.
715,000	3.875%, 09/15/28	603,174
553,000	7.125%, 03/15/26	550,500
517,000	Park Intermediate Holdings, LLC /
	PK Domestic Property, LLC / PK
	Finance Co-Issuer*
	5.875%, 10/01/28	478,861
1,602,000	PHH Mortgage Corp.*
	7.875%, 03/15/26	1,466,615
260,000	PNC Financial Services Group, Inc.µ‡
	6.000%, 05/15/27
	5 year CMT + 3.00%	258,315
1,200,000	RHP Hotel Properties, LP / RHP Finance Corp.*
	4.500%, 02/15/29	1,074,012
	Rocket Mortgage, LLC / Rocket
	Mortgage Co-Issuer, Inc.*
475,000	3.625%, 03/01/29	401,385
470,000	3.875%, 03/01/31	383,638
240,000	2.875%, 10/15/26	214,320
1,047,000	StoneX Group, Inc.*
	8.625%, 06/15/25	1,061,846
250,000	SVB Financial Group^‡
	4.000%, 05/15/26
	5 year CMT + 3.20%	201,095
	United Wholesale Mortgage, LLC*
1,212,000	5.500%, 04/15/29^	1,043,968
525,000	5.750%, 06/15/27	473,266
525,000	Uniti Group, LP / Uniti Group
	Finance, Inc. / CSL Capital, LLC*^
	6.500%, 02/15/29	363,557
1,200,000	VZ Secured Financing, BV*
	5.000%, 01/15/32	1,028,988

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,091,000	XHR, LP*
	6.375%, 08/15/25	$1,082,687

		63,530,027

	Health Care (2.9%)
	Bausch Health Companies, Inc.*
2,092,000	11.000%, 09/30/28	1,643,559
413,000	14.000%, 10/15/30	266,744
391,000	6.125%, 02/01/27^	267,084
	CHS/Community Health Systems, Inc.*
2,075,000	6.125%, 04/01/30	1,260,728
1,180,000	8.000%, 03/15/26	1,147,302
594,000	6.875%, 04/15/29	376,240
130,000	5.250%, 05/15/30	104,995
	DaVita, Inc.*
2,079,000	4.625%, 06/01/30	1,752,846
1,220,000	3.750%, 02/15/31	949,953
	Embecta Corp.*
783,000	5.000%, 02/15/30	645,646
260,000	6.750%, 02/15/30	234,533
	Encompass Health Corp.
525,000	4.750%, 02/01/30	481,861
525,000	4.500%, 02/01/28	490,633
1,234,000	HCA, Inc.
	7.500%, 11/06/33	1,369,049
340,000	Jazz Securities DAC*
	4.375%, 01/15/29	311,212
445,000	Mallinckrodt International Finance,
	SA / Mallinckrodt CB, LLC*
	10.000%, 06/15/29	255,871
	Medline Borrower, LP*
1,297,000	5.250%, 10/01/29^	1,090,116
1,295,000	3.875%, 04/01/29	1,109,193
	Organon & Company / Organon
	Foreign Debt Co-Issuer, BV*
1,900,000	5.125%, 04/30/31	1,713,629
450,000	4.125%, 04/30/28	408,996
1,103,000	Team Health Holdings, Inc.*^
	6.375%, 02/01/25	737,135
	Tenet Healthcare Corp.
2,465,000	6.250%, 02/01/27	2,418,042
1,420,000	6.875%, 11/15/31	1,316,269
	Teva Pharmaceutical Finance
	Netherlands III, BV
2,105,000	6.000%, 04/15/24	2,102,011
1,000,000	4.750%, 05/09/27	930,620
600,000	7.125%, 01/31/25	608,784
500,000	3.150%, 10/01/26	448,865

		24,441,916

	Industrials (6.1%)
1,200,000	ACCO Brands Corp.*^
	4.250%, 03/15/29	1,039,008
1,150,000	AerCap Holdings, NV^‡
	5.875%, 10/10/79
	5 year CMT + 4.54%	1,101,401
1,055,000	Air Lease Corp.‡
	4.125%, 12/15/26
	5 year CMT + 3.15%	820,526
	Albertsons Companies, Inc. /
	Safeway, Inc. / New Albertsons,
	LP / Albertsons, LLC*
1,750,000	4.625%, 01/15/27	1,665,195
1,039,000	3.500%, 03/15/29	896,823
780,000	5.875%, 02/15/28	763,331

PRINCIPAL AMOUNT		VALUE
1,200,000	Allegiant Travel Company*
	7.250%, 08/15/27	$1,178,004
260,000	American Airlines Group, Inc.*^
	3.750%, 03/01/25	243,295
587,000	Arcosa, Inc.*
	4.375%, 04/15/29	524,860
2,650,000	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK rate	2,082,450
405,000	Ball Corp.
	6.875%, 03/15/28	418,389
821,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	707,948
1,044,000	BWX Technologies, Inc.*^
	4.125%, 04/15/29	944,851
	Cascades, Inc. / Cascades USA, Inc.*
540,000	5.375%, 01/15/28	504,198
520,000	5.125%, 01/15/26^	486,897
257,000	Delta Air Lines, Inc.^
	7.375%, 01/15/26	269,146
257,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*
	4.750%, 10/20/28	250,071
1,360,000	Deluxe Corp.*
	8.000%, 06/01/29	1,166,173
522,000	Dun & Bradstreet Corp.*^
	5.000%, 12/15/29	466,214
783,000	Eco Material Technologies, Inc.*
	7.875%, 01/31/27	754,804
1,302,000	Endurance International Group Holdings, Inc.*
	6.000%, 02/15/29	945,617
500,000	EnerSys*
	4.375%, 12/15/27	462,390
785,000	Fly Leasing, Ltd.*
	7.000%, 10/15/24	684,575
634,000	Graham Packaging Company, Inc.*
	7.125%, 08/15/28	558,060
535,000	Granite US Holdings Corp.*^
	11.000%, 10/01/27	564,650
	Graphic Packaging International, LLC*
675,000	4.750%, 07/15/27	650,430
484,000	3.500%, 03/01/29	426,699
1,141,000	Great Lakes Dredge & Dock Corp.*^
	5.250%, 06/01/29	963,597
2,438,000	H&E Equipment Services, Inc.*
	3.875%, 12/15/28	2,152,998
1,549,000	Hawaiian Brand Intellectual
	Property, Ltd. / HawaiianMiles
	Loyalty, Ltd.*
	5.750%, 01/20/26	1,482,223
1,350,000	Herc Holdings, Inc.*
	5.500%, 07/15/27	1,295,109
1,550,000	Howmet Aerospace, Inc.
	5.125%, 10/01/24	1,548,109
1,210,000	IEA Energy Services, LLC*
	6.625%, 08/15/29	1,188,801
1,319,000	JELD-WEN, Inc.*^
	4.625%, 12/15/25	1,168,885
1,690,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	1,457,710
515,000	MasTec, Inc.*^
	4.500%, 08/15/28	477,719

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
650,000	Moog, Inc.*
	4.250%, 12/15/27	$603,421
1,040,000	Novelis Corp.*
	4.750%, 01/30/30	951,735
390,000	OI European Group, BV*
	4.750%, 02/15/30	350,957
1,200,000	Pactiv Evergreen Group Issuer,
	Inc. / Pactiv Evergreen Group
	Issuer, LLC*
	4.000%, 10/15/27	1,080,132
1,573,000	Patrick Industries, Inc.*
	4.750%, 05/01/29	1,346,048
	QVC, Inc.^
653,000	4.375%, 09/01/28	419,846
525,000	5.450%, 08/15/34	310,459
	Sealed Air Corp.*
809,000	6.125%, 02/01/28	816,847
261,000	5.000%, 04/15/29	247,747
400,000	Sensata Technologies, BV*
	4.000%, 04/15/29	359,344
519,000	Sensata Technologies, Inc.*
	3.750%, 02/15/31	444,269
	Sinclair Television Group, Inc.*
774,000	4.125%, 12/01/30	616,212
515,000	5.500%, 03/01/30^	411,320
1,030,000	Standard Industries, Inc.*
	5.000%, 02/15/27	982,064
835,000	Stericycle, Inc.*
	3.875%, 01/15/29	743,150
779,000	STL Holding Company, LLC*
	7.500%, 02/15/26	688,215
1,400,000	TransDigm UK Holdings, PLC
	6.875%, 05/15/26	1,389,066
	TransDigm, Inc.
1,404,000	6.250%, 03/15/26*	1,404,913
815,000	7.500%, 03/15/27	821,960
780,000	Tronox, Inc.*
	4.625%, 03/15/29	668,054
1,039,000	Vertiv Group Corp.*
	4.125%, 11/15/28	906,496
1,095,000	Wabash National Corp.*
	4.500%, 10/15/28	965,418
915,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	851,984
	WESCO Distribution, Inc.*
520,000	7.125%, 06/15/25	528,637
260,000	7.250%, 06/15/28	267,605
1,121,000	Williams Scotsman International, Inc.*
	6.125%, 06/15/25	1,126,571

		51,613,626

	Information Technology (1.8%)
521,000	Booz Allen Hamilton, Inc.*
	4.000%, 07/01/29	468,452
604,000	Coherent Corp.*
	5.000%, 12/15/29	553,198
1,136,000	CommScope Technologies, LLC*
	6.000%, 06/15/25	1,077,485
955,000	CommScope, Inc.*
	4.750%, 09/01/29	795,219
1,265,000	Dell International, LLC / EMC Corp.µ
	6.020%, 06/15/26	1,301,710
520,000	Fair Isaac Corp.*
	4.000%, 06/15/28	483,480

PRINCIPAL AMOUNT		VALUE
1,130,000	KBR, Inc.*
	4.750%, 09/30/28	$1,031,905
	MPH Acquisition Holdings, LLC*
1,130,000	5.750%, 11/01/28^	822,425
520,000	5.500%, 09/01/28	433,103
522,000	NCR Corp.*
	5.125%, 04/15/29	454,667
771,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	704,108
	Open Text Corp.*
780,000	3.875%, 02/15/28	678,748
525,000	6.900%, 12/01/27	538,440
391,000	3.875%, 12/01/29	325,922
391,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	318,227
523,000	Playtika Holding Corp.*
	4.250%, 03/15/29	434,901
715,000	PTC, Inc.*
	4.000%, 02/15/28	666,759
1,450,000	TTM Technologies, Inc.*^
	4.000%, 03/01/29	1,267,517
	Twilio, Inc.
725,000	3.625%, 03/15/29	616,562
259,000	3.875%, 03/15/31^	214,988
1,300,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	1,134,770
1,200,000	ZoomInfo Technologies, LLC /
	ZoomInfo Finance Corp.*^
	3.875%, 02/01/29	1,036,260

		15,358,846

	Materials (1.5%)
555,000	ArcelorMittal, SA
	7.000%, 10/15/39	601,032
500,000	ATI, Inc.
	5.875%, 12/01/27	485,815
258,000	Carpenter Technology Corp.
	7.625%, 03/15/30	265,108
780,000	Chemours Company*
	4.625%, 11/15/29	652,158
1,640,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	1,467,865
	Commercial Metals Company
522,000	4.125%, 01/15/30	468,808
261,000	4.375%, 03/15/32	231,142
1,210,000	Constellium, SE*^
	3.750%, 04/15/29	1,035,905
770,000	HB Fuller Company
	4.250%, 10/15/28	682,751
800,000	JW Aluminum Continuous Cast
	Company*
	10.250%, 06/01/26	813,416
	Kaiser Aluminum Corp.*
1,180,000	4.625%, 03/01/28	1,080,078
130,000	4.500%, 06/01/31^	110,153
735,000	LSF11 A5 HoldCo, LLC*^
	6.625%, 10/15/29	613,909
1,108,000	Mercer International, Inc.
	5.125%, 02/01/29	949,135
1,550,000	Owens-Brockway Glass
	Container, Inc.*^
	6.625%, 05/13/27	1,526,037
1,194,000	Silgan Holdings, Inc.^
	4.125%, 02/01/28	1,117,142

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
521,000	Trinseo Materials Operating SCA /
	Trinseo Materials Finance, Inc.*
	5.125%, 04/01/29	$376,923
292,000	Univar Solutions USA, Inc.*
	5.125%, 12/01/27	284,040

		12,761,417

	Other (0.3%)
1,178,000	1375209 B.C., Ltd.* 9.000%, 01/30/28	1,174,890
	Gen Digital, Inc.*
475,000	7.125%, 09/30/30	482,642
475,000	6.750%, 09/30/27	482,320

		2,139,852

	Real Estate (0.5%)
834,000	EPR Properties 3.750%, 08/15/29	696,815
	Forestar Group, Inc.*
750,000	5.000%, 03/01/28	659,617
551,000	3.850%, 05/15/26	494,440
1,168,000	MIWD Holdco II, LLC / MIWD Finance Corp.* 5.500%, 02/01/30	973,213
	Service Properties Trust
1,350,000	4.350%, 10/01/24	1,274,049
485,000	5.250%, 02/15/26	420,713

		4,518,847

	Special Purpose Acquisition Companies (0.2%)
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
1,045,000	6.750%, 01/15/30^	868,729
524,000	4.625%, 01/15/29	462,834

		1,331,563

	Utilities (0.3%)
379,000	PPL Capital Funding, Inc.‡ 7.395%, 03/30/67 3 mo. USD LIBOR + 2.67%	333,702
1,300,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	1,223,209
	Vistra Corp.*‡
525,000	7.000%, 12/15/26 5 year CMT + 5.74%	495,495
520,000	8.000%, 10/15/26 5 year CMT + 6.93%	510,146

		2,562,552

	TOTAL CORPORATE BONDS (Cost $379,979,637)	340,131,448

NUMBER OF SHARES		VALUE

WARRANTS (0.0%) #

	Energy (0.0%)
52,447	Mcdermott International, Ltd.& 06/30/27, Strike $15.98	5
47,202	Mcdermott International, Ltd. 06/30/27, Strike $12.33	5

NUMBER OF SHARES		VALUE

	TOTAL WARRANTS (Cost $20,126)	10

CONVERTIBLE PREFERRED STOCKS (12.4%)

	Communication Services (1.6%)
11,250	T-Mobile Exchangeable Trust* 5.250%, 06/01/23	$13,560,525

	Consumer Discretionary (1.3%)
86,550	Aptiv, PLCµ 5.500%, 06/15/23	10,904,434

	Energy (0.0%)
29	Gulfport Energy Corp. 10.000%, 03/03/23 15.00% PIK rate	169,650

	Financials (2.1%)
25,836	B Riley Financial, Inc. 5.250%, 08/31/28	548,757
8,775	Bank of America Corp.µ 7.250%,	10,917,855
91,925	KKR & Company, Inc.^ 6.000%, 09/15/23	6,210,453

		17,677,065

	Health Care (1.0%)
78,100	Boston Scientific Corp.µ 5.500%, 06/01/23	8,913,553

	Utilities (6.4%)
154,145	AES Corp.^µ 6.875%, 02/15/24	15,389,837
228,700	American Electric Power Company, Inc.^µ 6.125%, 08/15/23	11,766,615
	NextEra Energy, Inc.
283,165	6.219%, 09/01/23	13,560,772
194,000	6.926%, 09/01/25	9,302,300
85,265	5.279%, 03/01/23	4,262,397

		54,281,921

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $102,925,057)	105,507,148

COMMON STOCKS (0.5%)

	Communication Services (0.0%)
21,970	Altice USA, Inc. - Class Aµ#	107,653
7,383	Cumulus Media, Inc. - Class A#	49,466

		157,119

	Energy (0.5%)
10,051	Chaparral Energy, Inc. - Class A&#	427,168
3,106	Chesapeake Energy Corp.	269,352
72,575	Energy Transfer, LP	963,796
43,085	Enterprise Products Partners, LP	1,102,976
7,238	Ep Energy Corp.&#	56,999
13,895	Magellan Midstream Partners, LP~	741,993

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
9,185	Williams Companies, Inc.^	$296,124

		3,858,408

	Health Care (0.0%)
15,649	Mallinckrodt, PLC#	117,368

	Special Purpose Acquisition Company (0.0%)
12,274	Intelsat Emergence, SA&#	285,371

	TOTAL COMMON STOCKS (Cost $6,876,861)	4,418,266

PREFERRED STOCKS (0.4%)

	Consumer Discretionary (0.1%)
6,662	Guitar Center, Inc.&	829,419

	Energy (0.3%)
52,270	NuStar Energy, LP^‡ 10.379%, 03/02/23 3 mo. USD LIBOR + 5.64%	1,214,755
18,195	NuStar Energy, LP^‡ 11.502%, 03/02/23 3 mo. USD LIBOR + 6.77%	455,239
47,000	NuStar Logistics, LP^‡ 11.526%, 01/15/43 3 mo. USD LIBOR + 6.73%	1,178,290

		2,848,284

	TOTAL PREFERRED STOCKS (Cost $3,786,999)	3,677,703

PRINCIPAL AMOUNT		VALUE

BANK LOANS (5.4%)

	Airlines (0.3%)
967,500	Mileage Plus Holdings, LLC ‡ 9.996%, 06/21/27 3 mo. LIBOR + 5.25%	1,010,375
1,277,250	United Airlines, Inc. ‡ 8.568%, 04/21/28 3 mo. LIBOR + 3.75%	1,279,632

		2,290,007

	Communication Services (0.6%)
1,254,500	Clear Channel Outdoor Holdings, Inc.‡ 8.325%, 08/21/26 3 mo. LIBOR + 3.50%	1,196,479
3,250	Clear Channel Outdoor Holdings, Inc.‡ 8.069%, 08/21/26 1 mo. LIBOR + 3.50%	3,100
523,664	CMG Media Corp. ‡ 8.230%, 12/17/26 3 mo. LIBOR + 3.50%	498,083
1,501,782	DIRECTV Financing, LLC ‡ 9.570%, 08/02/27 1 mo. LIBOR + 5.00%	1,480,276
1,527,000	Entercom Media Corp. ‡ 7.047%, 11/18/24 1 mo. LIBOR + 2.50%	1,101,028

PRINCIPAL AMOUNT		VALUE
286,362	Nexstar Broadcasting, Inc. ‡ 7.070%, 09/18/26 1 mo. USD LIBOR + 2.5%	$286,839
522,375	Univision Communications, Inc. ‡ 8.830%, 06/24/29 3 mo. SOFR + 4.25%	523,028

		5,088,833

	Consumer Discretionary (1.0%)
540,000	Caesars Entertainment, Inc. 0.000%, 01/20/30	540,195
321,912	Life Time Fitness, Inc. ‡ 9.485%, 12/16/24 3 mo. LIBOR + 4.75%	322,676
517,201	Penn National Gaming, Inc. ‡ 7.411%, 05/03/29 1 mo. SOFR + 2.75%	517,488
1,802,888	Petco Health and Wellness Company, Inc. ‡ 7.976%, 03/03/28 3 mo. LIBOR + 3.25%	1,787,212
2,601,708	PetSmart, Inc. ‡ 8.411%, 02/11/28 1 mo. LIBOR + 3.75%	2,587,620
1,073,500	SkyMiles IP, Ltd. ‡ 8.558%, 10/20/27 3 mo. LIBOR + 3.75%	1,112,017
659,657	TKC Holdings, Inc. ‡ 10.070%, 05/15/28 1 mo. LIBOR + 5.50%	553,835
1,752,975	WW International, Inc. ‡ 8.070%, 04/13/28 1 mo. LIBOR + 3.50%	1,053,240

		8,474,283

	Financials (0.6%)
1,047,362	AssuredPartners, Inc. 0.000%, 02/12/27	1,037,380
1,050,000	Hub International, Ltd. ‡ 8.220%, 11/10/29 3 mo. SOFR + 4.00%	1,050,819
1,865,274	Jazz Financing Lux Sarl ‡ 8.070%, 05/05/28 1 mo. LIBOR + 3.50%	1,865,563
1,440,450	VFH Parent, LLC ‡ 7.612%, 01/13/29 1 mo. SOFR + 3.00%	1,435,949

		5,389,711

	Health Care (0.8%)
927,709	Amneal Pharmaceuticals, LLC ‡ 8.125%, 05/04/25 1 mo. LIBOR + 3.50%	876,880
901,930	Amneal Pharmaceuticals, LLC ‡ 8.250%, 05/04/25 3 mo. LIBOR + 3.50%	852,513
258,375	Bausch Health Companies, Inc. ‡ 9.828%, 02/01/27 1 mo. SOFR + 5.25%	199,963
683,018	Icon Luxembourg Sarl ‡ 7.000%, 07/03/28 3 mo. LIBOR + 2.25%	683,876
1,022,548	Mallinckrodt International Finance, SA‡ 9.986%, 09/30/27 3 mo. LIBOR + 5.25%	787,418

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,152,941	Padagis, LLC ‡
	9.538%, 07/06/28
	3 mo. LIBOR + 4.75%	$1,076,080
170,174	PRA Health Sciences, Inc. ‡
	7.000%, 07/03/28
	3 mo. LIBOR + 2.25%	170,388
2,615,357	Team Health Holdings, Inc. ‡
	9.811%, 03/02/27
	1 mo. SOFR + 5.25%	2,180,554

		6,827,672

	Industrials (0.8%)
384,800	ACProducts, Inc. ‡
	8.980%, 05/17/28
	6 mo. LIBOR + 4.25%	313,196
127,400	ACProducts, Inc. ‡
	8.980%, 05/17/28
	3 mo. LIBOR + 4.25%	103,693
646,750	Air Canada ‡
	8.130%, 08/11/28
	3 mo. LIBOR + 3.50%	648,480
880,000	American Airlines, Inc. ‡
	9.558%, 04/20/28
	3 mo. LIBOR + 4.75%	905,023
1,321,688	ChampionX Corp. ‡
	7.747%, 06/07/29
	1 mo. SOFR + 3.25%	1,323,961
1,012,401	Dun & Bradstreet Corp. ‡
	7.767%, 02/06/26
	1 mo. SOFR + 3.25%	1,011,951
928,239	Granite Holdings US Acquisition
	Company‡
	8.750%, 09/30/26
	3 mo. LIBOR + 4.00%	928,819
1,194,000	Scientific Games International,
	Inc.‡
	7.578%, 04/14/29
	1 mo. SOFR + 3.00%	1,194,424
550,000	Summit Materials, LLC ‡
	7.608%, 12/14/27
	3 mo. SOFR + 3.00%	552,178

		6,981,725

	Information Technology (0.4%)
1,037,512	Banff Merger Sub, Inc. ‡
	8.320%, 10/02/25
	1 mo. LIBOR + 3.75%	1,020,850
919,417	Camelot U.S. Acquisition 1
	Company‡
	7.517%, 10/30/26
	1 mo. LIBOR + 3.00%	919,302
364,586	Camelot U.S. Acquisition 1
	Company‡
	7.517%, 10/30/26
	1 mo. LIBOR + 3.00%	364,757
270,000	CDK Global, Inc. ‡
	9.080%, 07/06/29
	3 mo. SOFR + 4.50%	269,789
1,023,727	II-VI, Inc. ‡
	7.320%, 07/02/29
	1 mo. LIBOR + 2.75%	1,023,404

		3,598,102

PRINCIPAL AMOUNT		VALUE

	Materials (0.4%)
800,000	American Axle and Manufacturing,
	Inc.‡
	8.033%, 12/13/29
	1 mo. SOFR + 3.60%	$801,332
1,298,688	Innophos, Inc. ‡
	7.820%, 02/05/27
	1 mo. LIBOR + 3.25%	1,297,876
525,000	LSF11 A5 HoldCo, LLC
	0.000%, 10/15/28	513,187
516,100	LSF11 A5 Holdco, LLC ‡
	8.176%, 10/15/28
	1 mo. SOFR + 3.50%	501,693

		3,114,088

	Special Purpose Acquisition Companies (0.5%)
967,500	AP Core Holdings II, LLC ‡
	10.070%, 09/01/27
	1 mo. LIBOR + 5.50%	936,056
527,350	Clydesdale Acquisition Holdings,
	Inc.‡
	8.836%, 04/13/29
	1 mo. SOFR + 4.18%	518,933
263,013	Fertitta Entertainment, LLC ‡
	8.561%, 01/27/29
	1 mo. SOFR + 4.00%	260,401
1,127,175	Oscar AcquisitionCo, LLC ‡
	9.180%, 04/29/29
	3 mo. SOFR + 4.5%	1,094,611
1,057,350	Patagonia Holdco LLC ‡
	9.960%, 08/01/29
	3 mo. SOFR + 5.75%	893,461

		3,703,462

	TOTAL BANK LOANS
	(Cost $47,401,593)	45,467,883

U.S. GOVERNMENT AND AGENCY SECURITIES (2.7%)

	Other (2.7%)
	United States Treasury Note^µ
14,750,000	2.500%, 05/31/24	14,351,001
9,250,000	2.500%, 04/30/24	9,011,704

	TOTAL U.S. GOVERNMENT
	AND AGENCY SECURITIES
	(Cost $23,997,710)	23,362,705

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTION (0.1%) #

	Consumer Discretionary (0.1%)
36	Booking Holdings, Inc.
8,762,760	Call, 06/16/23, Strike $2,350.00
	(Cost $889,904)	$940,320

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2023 (UNAUDITED)

VALUE

TOTAL INVESTMENTS (153.8%)
(Cost $1,353,807,273)	$1,305,885,558

MANDATORY REDEEMABLE PREFERRED
SHARES, AT LIQUIDATION VALUE (-17.1%)	(145,000,000)

LIABILITIES, LESS OTHER ASSETS (-36.7%)	(311,935,015)

NET ASSETS (100.0%)	$848,950,543

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $2,532,359.
^	Security, or portion of security, is on loan.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $357,219,822.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2023.
&	Illiquid security.
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and below investment grade (high yield) non-convertible debt securities and under normal circumstances, the Fund will invest at least 20% of its managed assets in convertible securities and at least 20% of its managed assets in below investment grade (high yield/high risk) non-convertible debt securities. The Fund invests in securities with a broad range of maturities. The average term to maturity of the Fund’s securities typically will range from five to ten years. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust, have designated Calamos Advisors LLC (“Calamos Advisors”) to perfom fair valuation determinations related to all Fund investments under the oversight of the Board. As “valuation designee” the Calamos Advisors has adopted procedures to guide the determination of the NAV on any day on which the Fund’s NAVs are dertermined. The valuation of the Fund’s investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2023 was as follows*:

Cost basis of investments	$1,353,796,274

Gross unrealized appreciation	77,460,529
Gross unrealized depreciation	(125,381,253)

Net unrealized appreciation (depreciation)	$(47,920,724)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

The Fund issued MRPS on August 24, 2021 and September 6, 2017. On August 24, 2021, 2,860,000 MRPS were issued with an aggregate liquidation preference of $71.5 million. On September 6, 2017, 4,400,000 MRPS were issued with an aggregate liquidation preference of $110.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on MRPS over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into four series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2023.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series B	9/06/24	4.00%	1,460	$25	$36,500,000
Series C	9/06/27	4.24%	1,480	$25	$37,000,000
Series D	8/24/26	2.45%	1,400	$25	$35,000,000
Series E	5/24/27	2.68%	1,460	$25	$36,500,000

				Total	$145,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

During the period ended January 31, 2023, all MRPS were rated `AA-’ by Kroll Bond Rating Agency LLC (“KBRA”). If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Kroll, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

With regard to the Series A, B and C MRPS, so long as any MRPS are outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) the Fund has satisfied the MRPS Overcollateralization Test (as defined below) on at least one “valuation date” in the preceding 65 calendar days, (2) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (3) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (4) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund’s paying agent for that purpose, subject to certain grace periods and exceptions.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

MRPS Overcollateralization Test: So long as Fitch or any other NSRSO, such as Kroll, is then rating any class of the outstanding MRPS pursuant to the request of the Fund, satisfaction of only those overcollateralization ratios applicable to closed-end fund issuers with the same rating(s) as the Fund’s MRP Shares’ then-current rating(s) issued by Fitch or such other NSRSO, such as Kroll, by application of the applicable rating agency guidelines.

With regard to Series D and E MRPS, for so long as any MRPS are Outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively “non-cash distributions”) with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code (“Tax Required Payments”). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.